PROPERTY, PLANT, AND EQUIPMENT, NET - Schedule of property, plant and equipment, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property plant and equipment net
Property, plant and equipment, gross	¥ 409,410		¥ 405,928
Less: accumulated depreciation	(94,101)		(98,702)
Property, plant and equipment, net	315,309	$ 43,197	307,226
Computers and equipment
Property plant and equipment net
Property, plant and equipment, gross	7,343
Buildings
Property plant and equipment net
Property, plant and equipment, gross	258,910		258,910
Construction in progress
Property plant and equipment net
Property, plant and equipment, gross	140,465		145,817
Vehicle
Property plant and equipment net
Property, plant and equipment, gross	¥ 2,692		¥ 1,201